SCHEDULE OF OPERATIONS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 254,550			$ 376,800			$ 2,051,443	$ 1,491,111	$ 1,919,243	$ 3,321,837
Gross margin	(212,497)			237,981			721,614	498,051	438,029	1,575,292
Operating expenses:
Professional fees	13,900			41,032			72,700	570,351	590,607	38,123
Payroll expense	77,120			132,556			244,282	280,717	360,341	244,104
General and administrative	144,804			144,657			433,480	815,137	549,628	428,875
Total operating expenses	235,824			318,245			750,462	3,248,277	3,542,454	711,102
Loss from operations	(448,321)			(80,264)			(28,848)	(2,750,226)	(3,104,425)	864,190
Net Loss	(450,515)	$ 480,863	$ (65,776)	(83,919)	$ (1,487,672)	$ (1,187,507)	(35,428)	(2,759,098)	(3,115,490)	864,190
Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	(216,453)			(103,069)			(807,080)	(459,310)	(802,464)	(1,250,920)
Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party	$ (250,594)			$ (35,750)			$ (522,749)	$ (533,750)	$ (678,750)	(495,625)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue										3,321,837
Gross margin										1,604,051
Operating expenses:
Professional fees
Payroll expense
General and administrative										706,775
Total operating expenses										706,775
Loss from operations										897,276
Net Loss										897,276
Previously Reported [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party										(1,717,786)
Previously Reported [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue
Gross margin										(28,759)
Operating expenses:
Professional fees										38,123
Payroll expense										244,104
General and administrative										(277,900)
Total operating expenses										4,327
Loss from operations										33,086
Net Loss										33,086
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party										466,866
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission expense – related party										$ (495,625)